December 28, 2000



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Evergreen Municipal Trust (the "Trust")
         Evergreen Florida High Income Municipal Bond Fund
         Evergreen Florida Municipal Bond Fund
         Evergreen Georgia Municipal Bond Fund
         Evergreen Maryland Municipal Bond Fund
         Evergreen North Carolina Municipal Bond Fund
         Evergreen South Carolina Municipal Bond Fund
         Evergreen Virginia Municipal Bond Fund (the "Funds")
         File Nos. 333-36033/811-08367


Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "33 Act"), the Trust hereby certifies that (i) the form of Prospectus and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the 33 Act would not have differed from the Prospectus and Statement of Additional Information contained in the Fund's most recent post-effective amendment (Post-Effective Amendment No. 24 to Registration Statement Nos. 333-36033/811-08367) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on December 28, 2000.

     If you have any questions or would like further information, please call me at (617) 210-3681.

                                                       Very truly yours,

                                                       /s/ Allison McLellan

                                                       Allison McLellan